Revenue and segmented information (Tables)	6 Months Ended
Jun. 30, 2023
Revenue and segmented information
Schedule Of Geographical Information Of Company Revenue
Three months ended June 30, 2023
	United Kingdom	USA	Canada	Spain	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	2,876,908	-	-	2,876,908
Agency Revenue	774,175	1,957,831	-	-	2,732,006
Content production	-	196,326	-	-	196,326
SaaS	-	1,648,554	-	662,179	2,310,733
Advertising	-	6,122,837	-	-	6,122,837
Total Revenue	774,175	12,802,456	-	662,179	14,238,810

Cost of sales	637,568	9,462,596	-	70,472	10,170,636
Gross profit	136,607	3,339,860	-	591,707	4,068,174

Three months ended June 30, 2022
	United Kingdom	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	2,380,728	-	-	2,380,728
Agency Revenue	1,226,354	2,711,810	-	-	3,938,164
Content production	-	337,000	-	-	337,000
SaaS	-	-	-	-	-
Advertising	-	-	-	-	-
Total Revenue	1,226,354	5,429,538	-	-	6,655,892

Cost of sales	1,001,932	2,636,799	-	-	3,638,731
Gross profit	224,422	2,792,739	-	-	3,017,161
Six months ended June 30, 2023
	United Kingdom	USA	Canada	Spain	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	5,037,559	-	-	5,037,559
Agency Revenue	1,408,548	3,918,291	-	-	5,326,839
Content production	-	391,555	-	-	391,555
SaaS	-	1,648,554	-	662,179	2,310,733
Advertising	-	6,122,837	-	-	6,122,837
Total Revenue	1,408,548	17,118,796	-	662,179	19,189,523

Cost of sales	1,169,414	11,951,960	-	70,472	13,191,846
Gross profit	239,134	5,166,836	-	591,707	5,997,677

Six months ended June 30, 2022
	United Kingdom	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	4,204,242	-	99,848	4,304,090
Agency Revenue	2,494,751	4,437,625	-	-	6,932,376
Content production	-	459,500	-	-	459,500
SaaS	-	-	-	-	-
Advertising	-	-	-	-	-
Total Revenue	2,494,751	9,101,367	-	99,848	11,695,966

Cost of sales	2,012,566	4,969,087	-	51,951	7,033,604
Gross profit	482,185	4,132,280	-	47,897	4,662,362